Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 2,879	$ 1,347
Cost of goods sold	(683)	(322)
Gross profit	2,196	1,025
Research and development expenses	1,641	2,803		1,990
Sales and marketing	1,297	537	[1]
Impairment of intangible asset	1,042
General and administrative expenses	5,031	5,972	[1]	3,778
Operating loss	6,815	8,287		5,768
Company’s share of losses of company accounted for at equity, net	210	109
Finance income	(2,219)	(7,832)
Finance expenses	1,055	2,014		21
Loss before income taxes	5,861	2,578		5,789
Taxes on income	22	14
Total comprehensive loss	5,883	2,592		5,789
Attributable to:
Equity holders of the Company	5,122	2,592		5,789
Non-controlling interests	761
Profit loss	$ 5,883	$ 2,592		$ 5,789
Basic loss per ordinary share attributable to equity holders of the Company: (in Dollars per share)	$ 14.43	$ 14.82	[2]	$ 73.58	[2]
Diluted loss per ordinary share attributable to equity holders of the Company: (in Dollars per share)	$ 14.43	$ 14.82	[2]	$ 73.58	[2]

[1]	Reclassified to correlate with common practice in industry and better reflect profit and loss.
[2]	Loss per share retroactively adjusted in these consolidated statements of comprehensive loss to reflect “Reverse Split” (see note 18a).